Financial Instruments and Risk Management (Credit Risk - Movement in the Allowance of Doubtful Accounts during the Year) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Balance at start of period	$ 8	$ 9
Additional allowance	5	1
Reversals	0	(2)
Balance at end of period	$ 13	$ 8